Overview and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions			12 Months Ended
	Jan. 31, 2020	Jan. 01, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) mi² segment customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2021 employee	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Other Investments				$ 0.2	$ 0.2
Cash and Cash Equivalents, at Carrying Value				25.4	36.5
Restricted Cash and Cash Equivalents, Current				0.1	10.5
Capitalized Software, estimated amortization expense for year after next				$ 2.2
Number of reportable segments | segment				1
Service area, square miles | mi²				6,000
Capitalized interest for unregulated generation property				$ 3.0	$ 3.2	$ 0.5
Straight-line depreciation average annual composite basis (percent)				3.80%	4.00%	4.30%
Depreciation and amortization				$ 73.3	$ 72.3	$ 76.2
Insurance and claims costs				3.2	4.5
Insurance costs below coverage thresholds of third-party providers				11.1	3.3
Employees under collective bargaining agreement (percent)	58.00%
Capitalized Computer Software, Amortization				3.3	4.4	6.5
Capitalized Software, estimated amortization over remaining useful life				10.7
Capitalized Software, estimated amortization expense for next twelve months				3.0
Capitalized Software, estimated amortization expense for three years in the future				2.0
Capitalized Software, estimated amortization expense for four years in the future				1.8
Capitalized Software, estimated amortization expense for five years in the future				1.7
AOCI reclassed to Retained Earnings before tax		$ 1.6
AOCI reclassed to Retained Earnings, net of tax		$ 1.0
Restricted Cash and Cash Equivalents				25.5	47.0	111.7		$ 24.9
Carrying Value				1,565.3	1,445.6
Other Assets, Noncurrent				24.6	20.0
Prepaid Implementation Costs for Software as a Service
Significant Accounting Policies [Line Items]
Other Assets, Noncurrent				$ 4.1
THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Approximate number of retail customers | customer				531,000
Service area, square miles | mi²				6,000
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Significant Accounting Policies [Line Items]
Note payable to trust				$ 15.6	15.6
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee							631
Entity Number of Full Time Employees | employee							512
Electric Generation, Transmission and Distribution Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation and amortization				70.0	67.9	69.7
Pension [Member]
Significant Accounting Policies [Line Items]
Service cost				3.7	3.7	6.1
Interest cost				$ 11.8	$ 14.9	13.8
Pension [Member] | Forecast [Member]
Significant Accounting Policies [Line Items]
Service cost			$ 5.3
Adjustments for New Accounting Pronouncement [Member]
Significant Accounting Policies [Line Items]
AOCI reclassed to Retained Earnings before tax						1.6
AOCI reclassed to Retained Earnings, net of tax						$ 1.0